Business Combinations (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 11, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Combinations (Details) [Line Items]
Total cost of the business combination				$ 26,568	₪ 86,111
Total fair value				23,577	76,460
Fair value of non-controlling interests				2,991	9,751
Amortisation, deferred acquisition costs arising from insurance contracts				137	429
Consolidated net loss						$ 644
Consolidated revenue						9,279
Cash				13,013	₪ 40,000
Market value			$ 175,000
Enterprise value				1,280,000
Options				225,000
Invest gross value				50,000
Cash reserve				$ 15,000
Shareholders existing percentage				91.84%	91.84%
Outstanding ordinary price per share (in Dollars per share) | $ / shares	$ 10
Shareholders percentage	99.00%
Investment value	$ 175,000
Amount received from investors		$ 4,000
Aggregate value percentage				1.00%	1.00%
Shares issued				$ 1,280,000
Amount owed				12,800
Recorded expenses				1,701		317	$ 99
Company owes in excess of costs and legal fees				12,000
ALD [Member]
Business Combinations (Details) [Line Items]
Consolidated net loss						3,100
Consolidated revenue						$ 23,068
Business combinations [member]
Business Combinations (Details) [Line Items]
Total cost of the business combination				22,772	₪ 70,000
Total fair value				9,759	30,000
Amortisation, deferred acquisition costs arising from insurance contracts				353	₪ 1,140
Consolidated net loss				16,954
Consolidated revenue				81,469
Recorded expenses				$ 5,120